Basis of preparation and changes to Group's accounting policies - Critical judgments and accounting estimates (Details) - EUR (€)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Basis of preparation and changes to Group's accounting policies
Term of contract	5 years	5 years	10 years
Discount rate percentage	8.06%	8.06%	9.56%
Cumulative depreciation expense	€ 5,493,000
Cumulative interest expense	891,000
Previously Stated
Basis of preparation and changes to Group's accounting policies
Depreciation expense			€ 8,039,000
Interest expense			3,483,000
Change
Basis of preparation and changes to Group's accounting policies
Change	(2,546,000)
Change	(2,592,000)
Payments within one year
Basis of preparation and changes to Group's accounting policies
Depreciation expense	1,156,000
Interest expense	325,000
Payments within one year | Previously Stated
Basis of preparation and changes to Group's accounting policies
Depreciation expense			825,000
Interest expense			629,000
Payments within one year | Change
Basis of preparation and changes to Group's accounting policies
Change	331,000
Change	(304,000)
2025
Basis of preparation and changes to Group's accounting policies
Depreciation expense	1,156,000
Interest expense	257,000
2025 | Previously Stated
Basis of preparation and changes to Group's accounting policies
Depreciation expense			825,000
Interest expense			577,000
2025 | Change
Basis of preparation and changes to Group's accounting policies
Change	331,000
Change	(320,000)
2026
Basis of preparation and changes to Group's accounting policies
Depreciation expense	1,156,000
Interest expense	183,000
2026 | Previously Stated
Basis of preparation and changes to Group's accounting policies
Depreciation expense			825,000
Interest expense			521,000
2026 | Change
Basis of preparation and changes to Group's accounting policies
Change	331,000
Change	(338,000)
2027 and thereafter
Basis of preparation and changes to Group's accounting policies
Depreciation expense	2,025,000
Interest expense	126,000
2027 and thereafter | Previously Stated
Basis of preparation and changes to Group's accounting policies
Depreciation expense			5,564,000
Interest expense			€ 1,756,000
2027 and thereafter | Change
Basis of preparation and changes to Group's accounting policies
Change	(3,539,000)
Change	€ (1,630,000)